Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock
8. Convertible Preferred Stock
Convertible preferred stock consisted of the following as of June 30, 2021:

	Issuance Dates	Shares Issued and Outstanding	Common Stock Issuable Upon Conversion
Series A	August 2019	934,803	934,803
Series A	June 2020	209,658	209,658
Series A	November 2020	1,434,057	1,434,057

Series A Convertible Preferred Stock
In August 2019, the Company entered into a securities purchase agreement (the “Series A Agreement”) with certain investors to sell 2,718,286 shares of Series A convertible preferred stock, par value $0.0001 per share (“Series A Preferred Stock”), at $4.065063 per share for total gross cash proceeds of $11.1 million and the redemption of a $50,000 note payable. The Series A Agreement provides for three separate closing events, or tranches. beginning with the first tranche which closed in August 2019. The second tranche closed in November 2020, following the achievement of certain milestones provided for under the Series A Agreement. The closing of the third tranche will occur 20 days following the day the Company delivers to all participating investors a written certification by a majority of the Board of Directors, including at least one Series A Director, that certain milestones, as outlined in the Series A Agreement, have been met, if at all. The milestones include certain operational and preclinical activities the completion of which must occur within 36 months from the initial closing. The third tranche was outstanding as of June 30, 2021.
In August 2019, the Company closed the first tranche and issued 934,803 shares of Series A Preferred Stock to investors at $4.065063 per share for gross cash proceeds of $3.8 million, less issuance costs of $0.4 million, resulting in net proceeds of $3.4 million.
In June 2020, the Company entered into an amended securities purchase agreement (“Amended Series A Agreement”) permitting the sale of an additional 614,997 shares of Series A Preferred Stock at $4.065063 per share for gross cash proceeds of $2.5 million to an additional investor. In June 2020, the Company issued 209,658 shares of Series A Preferred Stock to the investor at $4.065063 per share for cash proceeds of $0.9 million, net of immaterial issuance costs.
In November 2020, in accordance with the terms of the Amended Series A Agreement, the Company closed the second tranche and issued 1,434,057 shares of Series A Preferred Stock to investors at $4.065063 per share for cash proceeds of $5.8 million, net of immaterial issuance costs.
The tranche right feature associated with the second closing and the third closing described above was evaluated in accordance with Accounting Standards Codification 815,
Derivatives and Hedging
(“ASC 815”). The Company determined that the tranche right feature did not meet the definition of a freestanding financial instrument as the feature was not legally detachable. The Company also evaluated the feature as an embedded derivative and the Company determined that the tranche right feature did not meet the definition of a derivative financial instrument for which bifurcation would be required.
Rights, Preferences, Privileges and Restrictions
Voting
—Each preferred stockholder is entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of preferred stock held by such holder are convertible at the time of such vote
.
All preferred stockholders are entitled to vote on all matters upon which holders of common stock have the right to vote, other than matters that must by law be voted by class or series vote. Series A stockholders, exclusively, and as a separate class, are entitled to elect two (2) directors of the Company.
Dividends
—The holders of preferred stock are entitled to receive dividends, when and if declared by the board of directors of the Company, prior and in preference to any dividend on the common stock of the Company, in an amount equal to $0.28 per share of Series A per annum, subject to adjustment in the event of any stock dividend, stock split, combination, or other similar recapitalization. The dividends are cumulative and not compounding, and no such dividends have been declared to date. After payment of dividends on the Series A, any additional dividends shall be distributed among all holders of common stock and preferred stock based on the number of shares of common stock that would be held by each such holder if all shares of preferred stock were converted to common stock.

Liquidation Preference
—In the event of any voluntary or involuntary liquidation, dissolution or winding-up
of the Company, or a deemed liquidation event of the Company (which includes certain mergers and asset transfers), the holders of preferred stock shall be entitled to receive on a pari passu
basis, out of the assets or consideration available for distribution in connection with such event and before any payment will be made to the holders of common stock, an amount per share equal to the original issuance price of the preferred stock ($4.065063) per share for the Series A, plus cumulative accrued dividends to date on such shares. The treatment of an event as a deemed liquidation event may be waived by the vote or written consent of the holders of at least a majority of the Series A Preferred Stock.
After payment of the Series A liquidation amounts in full, all of the remaining assets of the Company available for distribution to the stockholders shall be distributed among the holders of the preferred stock and common stock, pro rata
, based on the number of shares held by each such holder on an as converted to common stock basis.
Conversion
—Shares of preferred stock are convertible into common stock at the option of the holder at any time and without payment of any additional consideration. Each share of Series A is convertible into a number of fully paid shares of common stock as is determined by dividing the Series A original issuance price ($4.065063) by the Series A conversion price (initially equal to $4.065063). Further, the conversion rate of preferred stock is subject to adjustment based upon the occurrence of certain future events as defined in the Company’s Amended and Restated Certificate of Incorporation, as it may be amended or restated from time to time (the “Charter”).
Shares of preferred stock are automatically converted into shares of common stock upon either (a) the closing of an underwritten public offering at a price of at least $12.20 per share resulting in at least $60 million of gross proceeds to the Company, prior to deductions for underwriting discounts, commission, and expenses, or (b) the date and time, or occurrence of an event, specified by a vote of at least a majority of the holders of the preferred stock then outstanding.
Redemption
—The Convertible Preferred Stock is subject to redemption under certain deemed liquidation events not solely within the control of the Company, as defined, and as such is considered contingently redeemable for accounting purposes and is classified as temporary equity in the Company’s balance sheets.

8.	Convertible Preferred Stock
Convertible preferred stock consisted of the following as of December 31, 2020 (in thousands, except share and per share amounts):

	Issuance Dates	Shares Issued and Outstanding	Common Stock Issuable Upon Conversion
Series A	August 2019	934,803	934,803
Series A	June 2020	209,658	209,658
Series A	November 2020	1,434,057	1,434,057

Series A Convertible Preferred Stock
In August 2019, the Company entered into a securities purchase agreement (“
Series A Agreement
”) with certain investors to sell 2,718,286 shares of Series A convertible preferred stock (“
Series A
”) at $4.065063 per share for total gross cash proceeds of $11.1 million and the redemption of a $50,000 note payable. The Series A Agreement calls for three separate closing events, or tranches, beginning with the first tranche which closed in August 2019. The second and third tranches will close 20 days following the day the Company delivers to all participating investors a written certification by a majority of the Board of Directors, including at least one Series A Director, that certain milestones, as outlined in the agreement, have been met. The milestones include certain operational and preclinical activities the completion of which must occur within 36 months from the initial closing.
In August 2019, the Company closed the first tranche and issued 934,803 shares of Series A to investors at $4.065063 per share for gross cash proceeds of $3.8 million, less issuance costs of $0.4 million, resulting in net proceeds of $3.4 million.
In June 2020, the Company entered into an amended securities purchase agreement (“
Amended Series A Agreement
”) permitting the sale of an additional 614,997 shares of Series A convertible preferred stock at $4.065063 per share for gross cash proceeds of $2.5 million to an additional investor. In June 2020, the Company issued 209,658 shares of Series A to the investor at $4.065063 per share for cash proceeds of $0.9 million, net of immaterial issuance costs.
In November 2020, in accordance with the terms of the Amended Series A Agreement, the Company closed the second tranche and issued 1,434,057 shares of Series A convertible preferred stock to investors at $4.065063 per share for cash proceeds of $5.8 million, net of immaterial issuance costs.
The third tranche was outstanding as of December 31, 2020.
The tranche right feature associated with the second closing and the third closing described above was evaluated in accordance with ASC 815,
Derivatives and Hedging
(“
ASC 815
”). The Company determined that the tranche right feature did not meet the definition of a freestanding financial instrument as the feature was not legally detachable. The Company also evaluated the feature as an embedded derivative and the Company determined that the tranche right feature did not meet the definition of a derivative financial instrument for which bifurcation would be required.
Rights, Preferences, Privileges and Restrictions
Voting
— Each preferred stockholder is entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of preferred stock held by such holder are convertible at the time of such vote
.
All preferred stockholders are entitled to vote on all matters upon which holders of common stock have the right to vote, other than matters that must by law be voted by class or series vote. Series A stockholders, exclusively, and as a separate class, are entitled to elect two (2) directors of the Company.
Dividends
— The holders of preferred stock are entitled to receive dividends, when and if declared by the board of directors of the Company, prior and in preference to any dividend on the common stock of the Company, in an amount equal to $0.28 per share of Series A per annum, subject to adjustment in the event of any stock dividend, stock split, combination, or other similar recapitalization. The dividends are cumulative and not compounding, and no such dividends have been declared to date. After payment of dividends on the Series A, any additional dividends shall be distributed among all holders of common stock and preferred stock based on the number of shares of common stock that would be held by each such holder if all shares of preferred stock were converted to common stock.

Liquidation Preference
— In the event of any voluntary or involuntary liquidation, dissolution or winding-up
of the Company, or a deemed liquidation event of the Company (which includes certain mergers and asset transfers), the holders of preferred stock shall be entitled to receive on a pari passu
basis, out of the assets or consideration available for distribution in connection with such event and before any payment will be made to the holders of common stock, an amount per share equal to the original issuance price of the preferred stock ($4.065063) per share for the Series A, plus cumulative accrued dividends to date on such shares. The treatment of an event as a deemed liquidation event may be waived by the vote or written consent of the holders of at least a majority of the Series A Preferred Stock.
After payment of the Series A liquidation amounts in full, all of the remaining assets of the Company available for distribution to the stockholders shall be distributed among the holders of the preferred stock and common stock, pro rata
, based on the number of shares held by each such holder on an as converted to common stock basis.
Conversion
— Shares of preferred stock are convertible into common stock at the option of the holder at any time and without payment of any additional consideration. Each share of Series A is convertible into a number of fully paid shares of common stock as is determined by dividing the Series A original issuance price ($4.065063) by the Series A conversion price (initially equal to $4.065063). Further, the conversion rate of preferred stock is subject to adjustment based upon the occurrence of certain future events as defined in the Company’s certificate of incorporation.
Shares of preferred stock are automatically converted into shares of common stock upon either (a) the closing of an underwritten public offering at a price of at least $12.20 per share resulting in at least $60 million of gross proceeds to the Company, prior to deductions for underwriting discounts, commission, and expenses, or (b) the date and time, or occurrence of an event, specified by a vote of at least a majority of the holders of the preferred stock then outstanding.
Redemption
— The Convertible Preferred Stock is subject to redemption under certain deemed liquidation events not solely within the control of the Company, as defined, and as such is considered contingently redeemable for accounting purposes and is classified as temporary equity in the Company’s balance sheets.